Related Party Transactions_Significant Loan Transactions With Related Parties(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions	[1]	Transactions from operating activities with related parties (i.e. such as settlement, daily overdraft loans, etc) are excluded.	Transactions from operating activities with related parties (i.e. such as settlement, daily overdraft loans, etc) are excluded.
Korea Credit Bureau Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 22	₩ 14
Increase		22	8
Decrease		(22)	0
Ending		22	22
Incheon Bridge Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		200,414	209,105
Increase		5,388	202,503
Decrease		(14,714)	(211,194)
Ending		191,088	200,414
Dongjo Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		116	0
Increase		0	116
Decrease		(116)	0
Ending		0	116
KB Star Office Private Real Estate Investment Trust No.1
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		10,000	10,000
Increase		0	0
Decrease		0	0
Ending		10,000	10,000
RAND Bio Science Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1	1
Increase		1	0
Decrease		(1)	0
Ending		1	1
Inno Lending Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2	0
Increase		0	2
Decrease		(2)	0
Ending		₩ 0	₩ 2
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions	[2]	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.
SY Auto Capital Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 40,057	₩ 30,049
Increase		50,109	44,039
Decrease		(41,810)	(34,031)
Ending		48,356	40,057
Food Factory Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		679	0
Increase		51	700
Decrease		0	(21)
Ending		730	679
Builton Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1	0
Increase		402	1
Decrease		(2)	0
Ending		401	1
Acts Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,927	0
Increase		0	1,927
Decrease		(1,927)	0
Ending		0	1,927
Bungaejanter. Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		425	0
Increase		0	425
Decrease		(425)	0
Ending		₩ 0	₩ 425
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions	[2]	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.
Paycoms Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 1,066	₩ 0
Increase		1,032	1,066
Decrease		(1,066)	0
Ending		1,032	1,066
Big Dipper Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6	0
Increase		5	6
Decrease		(6)	0
Ending		5	6
JLK INSPECTION Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		7,300
Decrease		0
Ending		7,300	0
TESTIAN Inc. [Member]
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		615
Decrease		0
Ending		615	0
RMGP Bio-Pharma Investment Fund, L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		3,051
Decrease		0
Ending		3,051	0
RMGP Bio-Pharma Investment, L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		4
Decrease		0
Ending		4	0
Hasys.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		6,000
Decrease		(136)
Ending		5,864	0
Rainist Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		2,504
Decrease		0
Ending		2,504	0
Spark Biopharma, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		6,500
Decrease		0
Ending		6,500	0
HEYBIT, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		250
Decrease		0
Ending		250	0
Stratio, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		1,000
Decrease		0
Ending		1,000	0
KB No.8 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,296	2,490
Increase		0	0
Decrease		(2,296)	(194)
Ending		₩ 0	₩ 2,296
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions	[2]	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.
KB No.9 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 2,356	₩ 2,584
Increase		2,481	0
Decrease		(2,356)	(228)
Ending		2,481	2,356
KB No.10 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,603	1,495
Increase		2,025	295
Decrease		(1,603)	(187)
Ending		2,025	1,603
KB No.11 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		697	790
Increase		737	0
Decrease		(697)	(93)
Ending		737	697
KB Insurance Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0	6,791
Increase			0
Decrease			(6,791)
Ending			₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions	[2]		Excluded from the Group's related party as of December 31, 2018.
Jaeyang Industry Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0	₩ 303
Increase			0
Decrease			(303)
Ending			0
Key management
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,665	1,982
Increase		1,509	0
Decrease		(836)	(317)
Ending		₩ 2,338	₩ 1,665

[1]	Transactions from operating activities with related parties (i.e. such as settlement, daily overdraft loans, etc.) are excluded.
[2]	Excluded from the Group's related party as of December 31, 2018.